Registration Nos. 2-91948
	811-4061

	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	     X

Pre-Effective Amendment No.

Post-Effective Amendment No.          23       	     X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
      ACT OF 1940	     X

Amendment No.      22      	      X


	SMITH BARNEY MANAGED GOVERNMENTS FUND INC.
	(Exact name of Registrant as specified in Charter)

	388 Greenwich Street, New York, New York 10013
	(Address of principal executive offices) (Zip Code)

	          (212) 723-9218
	(Registrant's telephone number, including Area Code)

	Christina T. Sydor
	Secretary

	Smith Barney Managed Governments Fund Inc.
	388 Greenwich Street
	New York, New York 10013
	(22nd Floor)
	(Name and address of agent for service)

	Approximate Date of Proposed Public Offering:
	As soon as possible after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:

     X             immediately upon filing pursuant to Rule 485(b)
            on                            pursuant to Rule 485(b)
            on                  pursuant to Rule 485(a)


The registrant has previously filed a declaration of
 indefinite registration of its shares pursuant
 to Rule 24f-2  under the Investment Company Act of 1940.
 Registrant's Rule 24f-2 Notice for the fiscal year
ended     July 31, 1996 was filed on September 27, 1996 as
 Accession Number 0000748826-96-000002.




To Register Additional Securities under Reg. 270.24e-2
 Calculation of
Registration Fee
________________________________________________
__
Title of			Share		Proposed		Proposed
Securities		Amount		Maximum		Maximum	Amount
of
being			being		Offering			Aggregate
	Registration
Registered		Registered	Price per		Offering*	Fee
					Share
________________________________________________________________________
___
SB Managed Govt	4,052,610	$12.65			$290,000	$100




The fee for the shares to be registered by this filing has been computed
on the basis of the market value
per share in effect on December 3, 1996.

*Calculation of the proposed maximum offering price has been made pursuant to Rule 24e-2.

During its fiscal year ended July 31, 1996, the Fund
 redeemed 10,384,768
shares.  During its current fiscal year, the Fund
 used 6,377,918 shares
it redeemed during its fiscal year ended July 31, 1996,
 for a reduction
pursuant to Rule 24f-2(c).

During its current fiscal year, the Fund filed no other
 post-effective
amendments for the purpose of reduction pursuant to Rule 24e-2 (a).







SMITH BARNEY MANAGED GOVERNMENTS FUND INC.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contrains the following pages and documents

Front Cover

Contents Page

Cross-Reference Sheet

Part C - Other Information

Signature Page

Exhibit





SMITH BARNEY MANAGED GOVERNMENTS FUND INC.

	FORM N-1A

	CROSS REFERENCE SHEET

	PURSUANT TO RULE 495(a)

Part A.
Item No.					Prospectus Caption

1. Cover Page					Cover Page

2. Synopsis					Prospectus Summary

3. Condensed Financial Information		Financial Highlights;
						The Fund's Performance

4. General Description of Registrant		Cover Page; Prospectus
Summary;
						Purchase of Shares; Investment
Objective and
						Management Policies; Additional
Information

5. Management of the Fund			Management of the Fund;
Distributor;
						Additional Information

6. Capital Stock and Other Securities		Purchase of Shares;
Dividends, Distributions
						and Taxes; Additional Information

7. Purchase of Securities				Purchase of Shares;
Valuation of Shares;
						Redemption of Shares; Exchange
Privilege;
						Distributor; Additional Information

8. Redemption or Repurchase			Purchase of Shares; Redemption
of Shares

9. Legal Proceedings				Not Applicable






Part B						Statement of
Item No.					Additional Information Caption

10. Cover					Cover Page

11. Table of Contents				   Table of     Contents

12. General Information				    Additional
Information    ; Distributor

13. Investment Objectives and Policies		Investment Objective and
Management
						Policies

14. Management of the Fund			Management of the Fund;
Distributor

15. Control Persons and Principal			Management of the Fund
     Holders of Securities

16. Investment Advisory and Other Services	Management of the Fund;
Distributor

17. Brokerage Allocation				Investment Objective and
Management Policies

18. Capital Stock and Other Securities		Purchase of Shares;
Redemption of Share;
						Taxes

19. Purchase, Redemption and Pricing of		Purchase of Shares;
Redemption of Shares;
     Securities Being Offered			Distributor; Valuation of
Shares; Exchange Privilege

20. Tax Status					Taxes

21. Underwriters					Distributor

22. Calculation of Performance Data		Performance Data

23. Financial Statements				Financial Statements

PART A


The Prospectus of Smith Barney Managed Governments Fund Inc. ("the Fund") is incorporated by reference to Part A of Post-Effective
Amendment No. 22 to the Fund's Registration Statement filed on November 27, 1996, ("Post-Effective Amendment No. 22") (Accession No. 91155-96-
487).

PART B

The Statement of Additional Information to Smith Barney Managed
Governments Fund Inc. (the "Fund") is incorporated by reference to Part B of Post Effective Amendment No. 22.



	SMITH BARNEY NEW MANAGED GOVERNMENTS FUND INC.

	PART C

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:

		Included in Part A:

			Financial Highlights

		Included in Part B:

	The Registrant's Annual Report for the year ended July 31, 1996 and the report of Independent Accountants dated September 23, 1996, are incorporated by reference to the Definitive 30b-1 filed on October 1, 1996 as Accession # 0000091155-96-000396

		Included in Part C:

			Consent of Independent Accountants

(b)	Exhibits

Exhibit No.	Description of Exhibits

		All references are to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") as filed with the SEC on June 29, 1984 (File Nos. 2-91948 and
811-4061).

(1)(a)		Registrant's Articles of Incorporation dated June 18,
1984 are incorporated by reference to the Registration
Statement.

(b)		Form of Articles of Amendment to Articles of Incorporation
dated August 20, 1984, May 20, 1988, November 4, 1992,
November 19, 1992, July 30, 1993 and October 14, 1994 and
November 7, 1994, respectively, are incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement filed on November 7, 1994 ("Post-
Effective Amendment No. 20").


(2)		Registrant's By-Laws are incorporated by reference to the
Registration Statement.

(3)		Not Applicable.

(4)(a)		Registrant's form of stock certificate for Class A
shares is incorporated by reference to Pre-Effective
Amendment No. 1 to the Registration Statement as filed with the SEC on August 8, 1985 ("Pre-Effective Amendment No. 1").

(b)		Registrant's form of stock certificate for Class B shares is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement as filed with the SEC on October 23, 1992 ("Post-Effective Amendment No. 13").

(5)		Investment Advisory Agreement dated July 30, 1993 between
the Registrant and Greenwich Street Advisors is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement as filed with the SEC on September
30, 1993 ("Post-Effective Amendment No. 16")

(b)		Form of Transfer of Investment Advisory Agreement dated as
of November 7, 1994, among  Registrant, Mutual Management
Corp. and SBMFM is incorporated by reference to Post
Effective Amendment No. 21 dated November 30, 1995.

(6)		Distribution Agreement dated July 30, 1993 between the
Registrant and Smith Barney Shearson Inc. is incorporated by reference to Post-Effective Amendment No. 16.

(7)		Not Applicable.

(8)		Form of Custody Agreement between the Registrant and PNC
Bank, National Association dated as of July 12, 1995 is incorporated by reference to Post Effective Amendment No. 21 dated November 30, 1995

(9)(a)		Transfer Agency Agreement dated August 2, 1993 between
the Registrant and The Shareholder Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement filed with the SEC on October
23, 1992.

(b)		Administration Agreement dated April 20, 1994 between the
Registrant and Smith, Barney Advisers, Inc. ("SBA") is incorporated by reference to Post-Effective Amendment No.
20.

(10)		Not Applicable.

(11)(a)		Consent of Independent Accountants is incorporated by
reference to Post-Effective Amendment No. 22  dated November
27, 1996.

(b)		Consent of Morningstar Mutual Fund Values is incorporated by reference to Post-Effective Amendment No. 13.

(12)		Not Applicable.

(13)		Not Applicable.


(14)		Form of Smith Barney Defined Contributions Plan Document is
filed herein.


(15)		Amended and Restated Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant and Smith Barney Inc.
("Smith Barney") is incorporated by reference to Post-
Effective Amendment No. 20.

(16)		Performance Data is incorporated by reference to Post-
Effective Amendment No. 7 to the Registration Statement as filed with the SEC on November 29, 1988.

(17)		Financial Data Schedule is filed herewith.

(18)		Form of Rule 18f-(3)d Multiple Class Plan A Registrant is
incorporated by reference to
	             Post Effective Amendment No. 21 dated November 30,
1995.


Item 25.	Persons Controlled by or under Common Control with
Registrant

		None

Item 26.	Number of Holders of Securities

			(1)					(2)
							Number of Record Holders
		Title of Class				by Class as of October
31, 1996

		Common stock, par			Class A 27,093
		value $.001 per share			Class B 7,011
							Class C     74
							Class Y       5

Item 27.	Indemnification

		Response to this item is incorporated by reference to Post-Effective Amendment No. 13.

Item 28(a).	Business and Other Connections of Investment Adviser

Investment Adviser and Administrator - - Smith Barney Mutual Funds Management Inc., formerly known as Smith, Barney Advisers, Inc. ("SBMFM")

SBMFM, was incorporated in December 1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act") and has, through its predecessors, been in the investment counseling business since 1934

The list required by this Item 28 of the officer and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-8314).

Item 29.	Principal Underwriter

Smith Barney Inc. ("Smith Barney") currently acts as distributor for Smith Barney Managed Municipals Fund Inc., Smith Barney New York Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Global Opportunities Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Principal Return Fund, Smith Barney Income Funds, Smith Barney Equity Funds, Smith Barney Investment Funds Inc., Smith Barney Precious Metals and Minerals Fund Inc., Smith Barney Telecommunications Trust, Smith Barney Arizona Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., The USA High Yield Fund N.V., Garzarelli Sector Analysis Portfolio N.V., Smith Barney Fundamental Value Fund Inc., Smith Barney Series Fund, Consulting Group Capital Markets Funds, Smith Barney Investment Trust, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Florida Municipals Fund, Smith Barney Oregon Municipals Fund, Smith Barney Funds, Inc., Smith Barney Muni Funds, Smith Barney World Funds, Inc., Smith Barney Money Funds, Inc., Smith Barney Municipal Money Market Fund., Inc., Smith Barney Variable Account Funds, Smith Barney U.S. Dollar Reserve Fund (Cayman), Worldwide Special Fund, N.V., Worldwide Securities Limited, (Bermuda), Smith Barney International Fund (Luxembourg) and various series of unit investment trusts.

	Smith Barney is a wholly owned subsidiary of Holdings. On June 1, 1994, Smith Barney changed its name from Smith Barney-Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

Item 30.	Location of Accounts and Records

	(1)	Smith Barney Managed Governments Fund Inc.
		388 Greenwich Street
		New York, New York, 10013

	(2)	Smith Barney Mutual Funds Management Inc.
		388 Greenwich Street
		New York, New York 10013

	(3)	PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, Pennsylvania 19101

	(4)	First Data Investor Services Group, Inc.
		One Boston Place
		Boston, Massachusetts 02109

Item 31.	Management Services

		Not Applicable

Item 32.	Undertakings

		The Registrant hereby undertakes to furnish to each person to whom a prospectus of the Registrant is delivered, a copy of the Registrant's latest annual report, upon request and without charge.
Rule 485(b) Certification


		The Registrant hereby certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

		The Registrant further represents pursuant to Rule 485(b)(2)(iv) that the resignations of Dr. Hardin and Mr. Frankel as Directors of the Registrant was not due to any disagreement with the Registrant on any matter relating to its operation, policies or practices. Messrs. Hardin and Frankel resigned because of increased board responsibilities for other investment companies and a desire to reduce travel and minimize scheduling conflicts with other professional obligations.

	SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY MANAGED GOVERNMENTS FUND INC., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 6th day of December 1996.

						SMITH BARNEY MANAGED GOVERNMENTS
						FUND INC.


						By: /s/ Heath B. McLendon
						       Heath B. McLendon,
						       Chairman of the Board

	WITNESS our hands on the date set forth below.

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature				Title						Date

/s/ Heath B. McLendon  			Chairman of the Board
	12/06/96
Heath B. McLendon			(Chief Executive Officer)

/s/ Lewis E. Daidone    			Treasurer (Chief Financial 			12/06/96
Lewis E. Daidone			and Accounting Officer)

/s/ Herbert Barg*			Director
	12/06/96
Herbert Barg

/s/ Alfred Bianchetti*			Director						12/06/96
Alfred Bianchetti

/s/ Martin Brody*			Director
	12/06/96
Martin Brody

/s/ Dwight Crane*			Director
	12/06/96
Dwight Crane

/s/ Burt N. Dorsett*			Director						12/06/96
Burt N. Dorsett

/s/ Elliot S. Jaffe *			Director						12/06/96
Elliot S. Jaffe

/s/ Stephen Kaufman*			Director						12/06/96
Stephen Kaufman

/s/ Joseph McCann*			Director						12/06/96
Joseph McCann

/s/ Cornelius C. Rose, Jr*.		Director						12/06/96
Cornelius C. Rose, Jr.

______________________________________________________________

* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 27, 1996.



/s/ Heath B. McLendon
Heath B. McLendon